Short-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2022 MXN ($)
Short-term debt
Total short-term debt	$ 61,629	$ 2,700,000	$ 1,200,000
Short-term line of credit
Short-term debt
Short-term credit lines available amount			1,200,000
Bank loan with HSBC Mexico
Short-term debt
Total short-term debt		$ 900,000	$ 600,000
Term of loan	6 months	6 months
Spread on interest rate basis	0.60%	0.50%	0.60%
Short-term credit lines available amount		$ 900,000	$ 600,000
Bank loan with Banco Nacional de Mexico
Short-term debt
Total short-term debt		$ 1,000,000	$ 400,000
Term of loan	6 months	6 months
Spread on interest rate basis	1.00%	1.00%	1.00%
Short-term credit lines available amount		$ 1,000,000	$ 400,000
Credit line with Banco Santander Mexico
Short-term debt
Total short-term debt		$ 800,000	$ 200,000
Term of loan	3 months	6 months
Spread on interest rate basis	1.40%	1.55%	1.40%
Short-term credit lines available amount		$ 1,000,000	$ 200,000